                       UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                      FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21829

                  Name of Fund: BBH TRUST
     BBH U.S. Treasury Money Fund
                         BBH Money Market Fund
 BBH Tax Exempt Money Fund

                  (Exact name of Registrant as specified in charter)

                                140 Broadway New York, NY  10005
                            (Address of principal executive offices)
                             Name and address of agent for service)
                                Charles Schreiber, Principal Financial Officer,
                                    BBH Trust, 140 Broadway New York, NY  10005
                                Mailing address:  140 Broadway, New York, NY, 10005

Registrant's telephone number, including area code: (800) 625-5759

Date of fiscal year end: JUNE 30

Date of reporting period: MARCH 31, 2008

ITEM 1. SCHEDULES OF INVESTMENTS.

BBH U.S. TREASURY MONEY FUND
PORTFOLIO OF INVESTMENTS
March 31, 2008 (unaudited)

	Principal
	Amount			Value

		U.S. TREASURY BILLS (a) (98.7%)
	$4,270,000	due 04/03/08, 3.196%			$4,269,248
	9,805,000	due 04/10/08, 2.753%			9,798,308
	16,485,000	due 04/17/08, 0.910%			16,478,339
	12,500,000	due 05/01/08, 1.793%			12,481,400
	9,585,000	due 05/08/08, 0.536%			9,579,724
	11,625,000	due 05/22/08, 3.197%			11,573,077
	4,710,000	due 06/12/08, 2.739%			4,684,527
	2,000,000	due 06/19/08, 0.320%			1,998,595
		Total U.S. Treasury Bills			70,863,218

		U.S. TREASURY NOTE (1.6%)
	1,125,000	due 05/15/08, 2.625%			1,121,836

TOTAL INVESTMENTS, AT AMORTIZED COST			100.3%		$71,985,054
LIABILITIES IN EXCESS OF OTHER ASSETS			(0.3)		(189,925)
NET ASSETS			100.0%		$71,795,129

(a)	Rates shown are yields to maturity at time of purchase.

Portfolio holdings are shown as of the date indicated. Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition.
These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the fund, call 1-800-625-5759 for a prospectus or visit www.bbhfunds.com.
You should consider the fund's investment objectives, risks, charges, and expenses carefully before you invest.
Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Fund Family is managed by Brown Brothers Harriman & Co. The Distributor is Edgewood Services, Inc.
Date of first use: 5/08.

BBH MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
March 31, 2008 (unaudited)

	Principal		Maturity	Interest
	Amount		Date	Rate		Value
		CERTIFICATES OF DEPOSIT (18.0%)
	$25,000,000	Australia & New Zealand Banking Group	05/19/08	3.000%		$25,000,000
	45,700,000	Banco Bilbao Vizcaya Argentaria[1]	04/03/08	4.648		45,703,667
	22,000,000	Banco Santander, New York	08/26/08	3.000		22,004,426
	10,000,000	Bank of Montreal	07/17/08	3.740		10,021,519
	15,000,000	Bank of Montreal[1]	07/28/08	2.868		15,001,556
	15,000,000	Bank of Montreal[1]	10/31/08	3.334		15,000,450
	23,000,000	Bank of Nova Scotia	04/14/08	3.860		23,000,398
	1,800,000	Bank of Nova Scotia	04/16/08	3.860		1,800,489
	8,500,000	Bank of Tokyo-Mitsubishi UFJ	05/05/08	3.080		8,500,080
	25,000,000	Bank of Tokyo-Mitsubishi UFJ	06/04/08	5.340		25,000,211
	18,500,000	Barclays Bank, Plc.	05/21/08	3.050		18,500,255
	12,000,000	BNP Paribas[1]	07/03/08	3.059		11,998,787
	18,250,000	Calyon, New York	04/08/08	4.480		18,250,210
	20,000,000	Calyon, New York	07/14/08	4.030		20,063,647
	23,000,000	Canadian Imperial Bank of Commerce	04/04/08	3.130		23,000,019
	10,000,000	Credit Suisse, New York	05/21/08	5.300		10,000,132
	9,000,000	Credit Suisse, New York	06/13/08	4.900		9,000,178
	19,500,000	Depfa Bank, Plc.	04/03/08	3.055		19,500,000
	25,000,000	Depfa Bank, Plc.	05/28/08	3.055		25,000,000
	10,000,000	HSBC Bank USA	04/10/08	4.230		10,002,776
	25,000,000	Lloyds TSB Bank, Plc.	04/23/08	3.100		25,007,443
	20,250,000	Rabobank Nederland NV	04/07/08	3.020		20,250,034
	25,000,000	Rabobank Nederland NV	05/01/08	2.940		25,006,661
	10,000,000	Royal Bank of Canada	02/02/09	5.290		10,207,573
	5,000,000	Suntrust Bank[1]	04/21/08	3.894		5,000,068
	25,000,000	Toronto Dominion Bank	07/07/08	2.900		25,000,651
	5,250,000	Unicredito Italiano, New York[1]	05/02/08	3.109		5,248,209
	29,300,000	Unicredito Italiano, New York[1]	05/06/08	3.135		29,298,163
	19,250,000	Westpac Banking Corp.	04/07/08	5.545		19,250,397
	18,500,000	Wilmington Trust Co.	06/23/08	3.830		18,533,796
		Total Certificates of Deposit				539,151,795

		COMMERCIAL PAPER (51.8%)
	25,000,000	ABN-AMRO NA	04/04/08	4.552		24,990,625
	20,000,000	ABN-AMRO NA	05/13/08	3.023		19,930,000
	15,595,000	Archer-Daniels-Midland Co.	04/01/08	2.962		15,595,000
	22,781,000	Archer-Daniels-Midland Co.	04/08/08	4.090		22,763,060
	8,600,000	Archer-Daniels-Midland Co.	05/02/08	2.914		8,578,524
	18,250,000	Archer-Daniels-Midland Co.	07/17/08	2.520		18,114,392
	20,000,000	AT&T, Inc.	04/11/08	2.535		19,985,944
	26,000,000	Baker Hughes, Inc.	04/25/08	2.304		25,960,133
	25,000,000	Barclays US Funding LLC	06/18/08	2.552		24,862,688
	50,000,000	BMW US Capital LLC	04/03/08	2.202		49,993,889
	75,000,000	BNP Paribas Finance, Inc.	04/01/08	2.876		75,000,000
	22,800,000	Brown University	04/10/08	2.845		22,784,040
	14,800,000	Catholic Health Initiative	05/05/08	4.960		14,800,000
	28,100,000	Catholic Health Initiative	05/21/08	3.000		28,100,000
	37,400,000	CBA (Delaware) Finance	04/21/08	3.021		37,337,528
	22,505,000	City of Chicago, Illinois	06/04/08	4.912		22,313,138
	42,180,000	Columbia University	04/02/08	3.008		42,176,485
	23,000,000	Commerzbank US Finance	04/14/08	2.686		22,977,741
	26,250,000	ConocoPhillips Co.	04/03/08	4.140		26,244,021
	25,000,000	ConocoPhillips Co.	06/03/08	2.311		24,899,375

BBH MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (continued)
March 31, 2008 (unaudited)

	Principal		Maturity	Interest
	Amount		Date	Rate		Value
		COMMERCIAL PAPER (continued)
	$20,200,000	Cornell University	04/02/08	3.007%		$20,198,317
	15,700,000	Cornell University	05/06/08	2.307		15,664,893
	10,000,000	Cornell University	05/13/08	2.308		9,973,167
	8,000,000	Dell, Inc.	04/16/08	2.350		7,992,333
	10,650,000	Duke University	04/11/08	2.858		10,641,566
	30,255,000	E.I. du Pont de Nemours and Co.	04/07/08	2.242		30,243,705
	6,250,000	FPL Group Capital, Inc.	04/02/08	2.602		6,249,549
	25,520,000	FPL Group Capital, Inc.	04/04/08	2.805		25,514,045
	1,000,000	General Electric Capital Corp.	06/30/08	2.345		994,175
	15,650,000	General Electric Capital Corp.	07/14/08	2.519		15,536,972
	7,641,000	Hewlett-Packard Co.	04/04/08	2.253		7,639,567
	8,550,000	HSBC USA, Inc.	05/28/08	2.705		8,513,584
	11,200,000	IBM Corp.	05/01/08	2.297		11,178,627
	25,000,000	ING (US) Funding LLC	04/08/08	3.087		24,985,076
	25,000,000	ING (US) Funding LLC	04/14/08	3.005		24,973,007
	15,000,000	John Deere Credit Ltd.	04/18/08	2.294		14,983,779
	25,100,000	Johns Hopkins University	05/19/08	2.450		25,100,000
	12,000,000	Johns Hopkins University	05/21/08	2.450		12,000,000
	10,000,000	Koch Resources LLC	04/01/08	2.331		10,000,000
	25,000,000	Koch Resources LLC	04/11/08	2.332		24,983,819
	50,000,000	Leggett & Platt, Inc.	04/02/08	2.222		49,996,917
	37,874,000	Leland Stanford Junior University	04/02/08	2.956		37,870,896
	10,000,000	Leland Stanford Junior University	05/06/08	2.307		9,977,639
	29,100,000	Los Angeles Department of Airports	04/03/08	3.049		29,095,150
	4,000,000	Lower Colorado River Authority	06/03/08	2.700		4,000,000
	15,000,000	Michigan State	10/28/08	4.900		15,000,000
	10,000,000	Morgan Stanley	06/23/08	3.120		9,928,758
	24,250,000	National Australia Funding (Delaware), Inc.	06/03/08	2.901		24,127,780
	15,000,000	National Rural Utilities Cooperative Finance Corp.	04/11/08	2.556		14,989,375
	25,000,000	National Rural Utilities Cooperative Finance Corp.	04/16/08	2.254		24,976,563
	36,005,000	New York State Power Authority	05/08/08	2.339		35,919,888
	25,000,000	North Carolina State	04/03/08	3.150		25,000,000
	47,250,000	NYSE Euronext	04/18/08	2.233		47,200,243
	25,000,000	Pepsi Bottling Group, Inc.	04/24/08	2.304		24,963,264
	50,000,000	Rabobank USA Financial Corp.	04/01/08	2.490		50,000,000
	13,500,000	Rutgers State University	04/01/08	3.150		13,500,000
	6,750,000	San Francisco, California, City and County
		International Airport Commission[1]	05/09/08	2.650		6,750,000
	13,140,000	Southern Company Funding Co.	04/25/08	2.304		13,119,852
	21,088,000	Southern Company Funding Co.	05/07/08	2.255		21,040,552
	13,000,000	Tennessee State School Bond	04/10/08	2.900		13,000,000
	15,588,000	Tennessee State School Bond	05/28/08	2.450		15,588,000
	25,000,000	Trinity Health Corp.	04/01/08	3.006		25,000,000
	25,000,000	Trinity Health Corp.	04/04/08	3.007		24,993,750
	10,875,000	UBS Finance Delaware LLC	05/01/08	2.757		10,850,078
	25,000,000	UBS Finance Delaware LLC	07/07/08	2.945		24,803,642
	10,000,000	Unicredito Italiano Bank	06/02/08	5.447		9,910,961
	7,808,000	University of Texas System Board of Regents	05/20/08	2.450		7,808,000
	15,660,000	Walnut Energy Center Authority	05/01/08	2.389		15,629,332
	25,000,000	Wells Fargo & Co.	04/18/08	2.414		24,971,549
	25,000,000	Wells Fargo & Co.	04/30/08	2.427		24,951,264
	39,900,000	Yale University	04/02/08	3.008		39,896,675
		Total Commercial Paper				1,549,632,892

BBH MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (continued)
March 31, 2008 (unaudited)

	Principal		Maturity	Interest
	Amount		Date	Rate		Value
		CORPORATE BONDS (15.4%)
	$16,000,000	AIG Matched Funding Corp.[1]	06/20/08	2.542%		$16,011,688
	31,000,000	American Express Credit Corp.	05/16/08	3.000		30,957,652
	10,120,000	Associates Corp. of North America	11/15/08	6.875		10,337,661
	9,300,000	Bank of America Corp.	02/15/09	5.875		9,493,985
	5,000,000	Bank One Corp.	06/30/08	2.625		4,984,524
	25,000,000	BellSouth Corp.[1]	08/15/08	3.165		25,005,523
	6,250,000	Bristol-Myers Squibb Co.	08/15/08	4.000		6,270,212
	5,000,000	Caterpillar Financial Services Corp.	07/15/08	2.700		4,993,916
	7,750,000	Caterpillar Financial Services Corp.	08/15/08	3.700		7,765,538
	6,000,000	Citicorp	11/15/08	6.375		6,094,050
	4,045,000	ConocoPhillips Co.	03/30/09	6.375		4,181,870
	5,000,000	Credit Suisse USA, Inc.[1]	06/02/08	3.186		5,001,177
	5,000,000	Credit Suisse USA, Inc.	01/15/09	3.875		5,035,941
	3,230,000	Dell, Inc.	04/15/08	6.550		3,231,591
	4,500,000	Fleet National Bank	01/15/09	5.750		4,592,882
	25,000,000	General Electric Capital Corp.[1]	05/19/08	2.619		24,999,409
	2,500,000	General Electric Capital Corp.[1]	08/22/08	2.669		2,499,031
	1,747,000	General Electric Capital Corp.	10/15/08	3.600		1,737,374
	3,750,000	General Electric Capital Corp.[1]	10/24/08	3.244		3,749,500
	4,000,000	Goldman Sachs Group, Inc.[1]	12/22/08	2.689		3,990,441
	3,000,000	Goldman Sachs Group, Inc.[1]	12/23/08	2.639		2,992,230
	7,247,000	Goldman Sachs Group, Inc.[1]	03/24/09	2.679		7,227,647
	5,500,000	Hartford Financial Services Group, Inc.	08/16/08	5.550		5,544,512
	14,000,000	Hartford Financial Services Group, Inc.	11/01/08	6.375		14,235,749
	10,000,000	HSBC Finance Corp.[1]	05/09/08	3.236		9,996,100
	13,445,000	HSBC Finance Corp.	06/17/08	6.400		13,513,312
	5,000,000	HSBC Finance Corp.	12/15/08	4.125		4,995,777
	15,850,000	International Lease Finance Corp.	06/02/08	4.625		15,831,318
	21,600,000	John Deere Capital Corp.[1]	06/10/08	3.115		21,597,073
	6,850,000	John Deere Capital Corp.[1]	09/25/08	2.779		6,850,000
	5,000,000	JP Morgan Chase & Co.	10/15/08	5.750		5,027,498
	20,000,000	JP Morgan Chase & Co.[1]	12/22/08	2.649		19,972,199
	5,560,000	JP Morgan Chase & Co.	01/15/09	6.000		5,685,505
	5,215,000	Lehman Brothers Holdings, Inc.	08/07/08	3.500		5,181,485
	10,000,000	MBNA Corp.[1]	05/05/08	3.525		10,004,354
	4,062,000	Morgan Stanley	04/01/08	3.625		4,062,000
	10,000,000	National Rural Utilities Cooperative Finance Corp.	12/01/08	5.750		10,117,371
	20,000,000	NGSP, Inc.[1]	04/03/08	2.700		20,000,000
	18,400,000	Pioneer Hi-Bred International, Inc.	01/15/09	5.750		18,803,054
	7,000,000	PNC Bank NA1	12/29/08	2.664		6,983,319
	10,000,000	PNC Funding Corp.	02/15/09	6.125		10,227,770
	7,000,000	US Bank NA	07/15/08	6.300		7,062,986
	6,000,000	Wachovia Bank NA1	06/27/08	2.645		6,004,674
	25,000,000	Wachovia Bank NA1	10/03/08	2.320		24,945,728
	10,000,000	Wachovia Bank NA	12/01/08	5.800		10,160,154
	12,500,000	Associates Corp. of North America	11/01/08	6.250		12,596,530
		Total Corporate Bonds				460,552,310

		MUNICIPAL BONDS[1] (5.8%)
	5,500,000	Broward County, Florida, Airport Facility Revenue	04/02/08	2.960		5,500,000
	7,100,000	De Kalb County, Georgia Development
		Authority Revenue	04/01/08	3.100		7,100,000
	8,100,000	Greensboro, North Carolina	04/02/08	2.700		8,100,000
	15,000,000	Kansas City, Missouri, Tax Increment Financing
		Commision Revenue	04/02/08	6.500		15,000,000
	15,000,000	Michigan Municipal Bond Authority	04/02/08	5.750		15,000,000

BBH MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (continued)
March 31, 2008 (unaudited)

	Principal		Maturity	Interest
	Amount		Date	Rate		Value
		MUNICIPAL BONDS[1] (continued)
	$7,200,000	Mississippi State	04/02/08	2.960%		$7,200,000
	33,600,000	New York City Transitional Finance Authority	04/02/08	3.500		33,600,000
	17,635,000	Portland, Maine	04/02/08	2.650		17,635,000
	1,935,000	Private Colleges & Universities Authority	04/02/08	2.550		1,935,000
	12,500,000	Savannah College of Art & Design	04/03/08	2.700		12,500,000
	4,270,000	Seattle, Washington	04/02/08	3.500		4,270,000
	36,000,000	Texas State	04/02/08	3.000		36,000,000
	10,000,000	Virginia State Housing Development Authority	04/02/08	3.500		10,000,000
		Total Municipal Bonds				173,840,000

		MUTUAL FUND (2.0%)
	61,560,000	Reserve U.S. Government Fund 12				61,560,000

		U.S. GOVERNMENT AGENCY OBLIGATIONS (1.7%)
	13,900,000	Federal Home Loan Mortgage Corp.	04/23/08	2.133		13,881,907
	35,889,000	Federal National Mortgage Assoc.	04/21/08	2.153		35,846,132
		Total U.S. Government Agency Obligations				49,728,039

		REPURCHASE AGREEMENTS (5.0%)
	75,000,000	Royal Bank of Canada (Agreement dated 03/31/08
		collateralized by FMAC 3.500%-12.500%,
		due 05/01/08-03/01/38, value $23,799,936;
		FNMA 4.500%-16.000%, due 11/01/08-03/01/48,
		value $38,301,598, and GNMA 4.500%-17.000%,
		due 09/15/08-03/15/38, value $14,398,466)	04/01/08	2.550		75,000,000
	75,000,000	Societe Generale (Agreement dated 03/31/08
		collateralized by FNMA 5.500%, due 09/01/36,
		value $76,500,000)	04/01/08	2.500		75,000,000
		Total Repurchase Agreements				150,000,000

TOTAL INVESTMENTS AT AMORTIZED COST				99.7%		$2,984,465,036
OTHER ASSETS IN EXCESS OF LIABILITES				0.3		9,014,182
NET ASSETS				100.0%		$2,993,479,218

1	Variable rate instrument. Interest rates change on specific dates (such as coupon or interest payment date). The yield
	shown represents the March 31, 2008 coupon or interest rate.

	Abbreviations:
	FMAC - Financial Markets Association of Canada
	FNMA - Federal National Mortgage Association
	GNMA - Government National Mortgage Association

	Portfolio holdings are shown as of the date indicated. Since market conditions fluctuate suddenly and
	frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition.
	These portfolio holdings are not intended to be and do not constitute recommendations that others buy,
	sell, or hold any of the securities listed.

	An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance
	Corporation or any other government agency. Although money market funds seek to preserve the value of
	your investment at $1.00 per share, it is possible to lose money by investing in these funds.

	For more complete information on the fund, call 1-800-625-5759 for a prospectus or visit www.bbhfunds.com.
	You should consider the fund's investment objectives, risks, charges, and expenses carefully before you invest.
	Information about these and other important subjects is in the Fund's prospectus, which you should read
	carefully before investing.

	The BBH Fund Family is managed by Brown Brothers Harriman & Co. The Distributor is Edgewood Services, Inc.
	Date of first use: 5/08.

BBH TAX EXEMPT MONEY FUND
PORTFOLIO OF INVESTMENTS
March 31, 2008 (unaudited)

	Principal		Maturity	Interest
	Amount		Date	Rate		Value
		MUNICIPAL BONDS (85.0%)
		CERTIFICATE OF PARTICIPATION (0.3%)
	$1,200,000	Mecklenburg County, North Carolina[1]	04/03/08	2.100%		$1,200,000

		EDUCATION[1] (19.6%)
	1,300,000	Arizona State University	04/02/08	3.500		1,300,000
	1,079,000	Colorado Springs, Colorado	04/01/08	1.400		1,079,000
	400,000	Connecticut State Health & Educational Facilities Authority	04/01/08	1.150		400,000
	400,000	Connecticut State Health & Educational Facilities Authority	04/01/08	1.150		400,000
	1,000,000	Connecticut State Health & Educational Facilities Authority	04/01/08	1.420		1,000,000
	600,000	Connecticut State Health & Educational Facilities Authority	04/02/08	1.500		600,000
	2,000,000	Connecticut State Health & Educational Facilities Authority	04/02/08	1.700		2,000,000
	3,000,000	Illinois Educational Facilities Authority	04/02/08	2.050		3,000,000
	1,975,000	Indiana University	04/02/08	2.000		1,975,000
	1,000,000	Massachusetts State Health & Educational Facilities Authority	04/01/08	3.000		1,000,000
	2,000,000	Massachusetts State Health & Educational Facilities Authority	04/02/08	1.650		2,000,000
	3,800,000	Massachusetts State Health & Educational Facilities Authority	04/02/08	1.950		3,800,000
	1,225,000	Massachusetts State Health & Educational Facilities Authority	04/03/08	1.750		1,225,000
	500,000	Missouri State Health & Educational Facilities Authority	04/01/08	1.200		500,000
	2,000,000	Missouri State Health & Educational Facilities Authority	04/01/08	1.200		2,000,000
	3,200,000	Missouri State Health & Educational Facilities Authority	04/01/08	1.200		3,200,000
	200,000	Missouri State Health & Educational Facilities Authority	04/01/08	1.250		200,000
	1,600,000	Missouri State Health & Educational Facilities Authority	04/01/08	1.300		1,600,000
	600,000	Missouri State Health & Educational Facilities Authority	04/01/08	4.150		600,000
	740,000	Missouri State Health & Educational Facilities Authority	04/01/08	4.150		740,000
	3,250,000	New Hampshire Health & Education Facilities Authority	04/01/08	1.450		3,250,000
	3,675,000	New Hampshire Health & Education Facilities Authority	04/01/08	1.450		3,675,000
	4,000,000	New Hampshire Health & Education Facilities Authority	04/02/08	2.030		4,000,000
	4,200,000	New Hampshire Health & Education Facilities Authority	04/02/08	2.030		4,200,000
	500,000	Ohio State Higher Educational Facilities Revenue	04/01/08	1.350		500,000
	1,750,000	Ohio State Higher Educational Facilities Revenue	04/02/08	1.900		1,750,000
	1,030,000	Pennsylvania State Higher Educational Facilities Authority	04/03/08	2.110		1,030,000
	1,150,000	Pennsylvania State Higher Educational Facilities Authority	04/03/08	2.210		1,150,000
	1,850,000	Pennsylvania State University	04/03/08	2.110		1,850,000
	525,000	Purdue University	04/02/08	2.080		525,000
	3,250,000	Purdue University	04/02/08	2.080		3,250,000
	1,000,000	University of Michigan	04/01/08	1.150		1,000,000
	4,090,000	University of Michigan	04/01/08	1.450		4,090,000
	535,000	University of Michigan	04/03/08	1.950		535,000
	500,000	University of Missouri	04/01/08	1.250		500,000
	3,100,000	University of Missouri	04/01/08	1.250		3,100,000
	900,000	University of Pittsburgh	04/02/08	2.070		900,000
	1,000,000	University of Pittsburgh	04/02/08	2.070		1,000,000
	1,000,000	University of Pittsburgh	04/02/08	2.070		1,000,000
	1,250,000	University of Pittsburgh	04/02/08	2.070		1,250,000
	6,350,000	University of Pittsburgh	04/02/08	2.070		6,350,000
	7,650,000	University of Pittsburgh	04/03/08	2.070		7,650,000
	1,785,000	University of Virginia	04/02/08	2.050		1,785,000
	7,010,000	Utah State Board of Regents	04/01/08	1.450		7,010,000
	200,000	Virginia College Building Authority, Educational
		Facilities Revenue	04/01/08	1.200		200,000
	1,700,000	Virginia Commonwealth University	04/01/08	2.600		1,700,000
		Total Education				91,869,000

		GENERAL OBLIGATIONS (35.1%)
	1,850,000	Charlotte, North Carolina	07/01/08	4.250		1,855,880
	1,360,000	Clark County, Nevada, School District[1]	04/01/08	1.150		1,360,000
	1,265,000	Columbus, Ohio	07/01/08	5.000		1,272,098
	725,000	Delaware State	04/01/08	5.250		725,000
	1,800,000	Delaware State	07/01/08	5.000		1,805,918
	500,000	Delaware State	03/01/09	4.250		511,778
	4,795,000	Denton, Texas, Independent School District[1]	04/03/08	2.200		4,795,000
	750,000	Durham, North Carolina[1]	04/03/08	2.100		750,000
	1,000,000	Fairfax County, Virginia	06/01/08	4.250		1,000,805
	6,000,000	Fairfax County, Virginia	06/01/08	5.000		6,021,112
	5,000,000	Florida State Board of Education	06/01/08	5.000		5,018,044

BBH TAX EXEMPT MONEY FUND
PORTFOLIO OF INVESTMENTS (continued)
March 31, 2008 (unaudited)

	Principal		Maturity	Interest
	Amount		Date	Rate		Value
		MUNICIPAL BONDS (continued)
		GENERAL OBLIGATIONS (continued)
	$606,000	Georgia State[1]	04/03/08	1.500%		$606,000
	1,720,000	Georgia State	05/01/08	4.500		1,722,474
	3,250,000	Georgia State	12/01/08	5.000		3,308,745
	1,350,000	Gloucester County, New Jersey	06/01/12	4.700		1,356,207
	925,000	Greensboro, North Carolina[1]	04/02/08	2.100		925,000
	1,475,000	Greensboro, North Carolina[1]	04/02/08	2.100		1,475,000
	2,520,000	Greensboro, North Carolina	03/01/09	5.250		2,596,563
	4,315,000	Guilford County, North Carolina[1]	04/03/08	2.100		4,315,000
	3,025,000	Howard County, Maryland	02/15/09	4.250		3,086,009
	1,800,000	Hurst-Euless-Bedford, Texas, Independent School District	08/15/14	4.750		1,820,669
	950,000	Katy, Texas, Independent School District[1]	04/03/08	2.150		950,000
	1,050,000	Las Vegas Valley, Nevada, Water District	06/01/08	5.000		1,052,202
	1,000,000	Los Angeles, California, Unified School District	07/01/17	5.000		1,017,551
	5,000,000	Maricopa County, Arizona, Unified School District No. 41	07/01/18	5.000		5,040,385
	2,560,000	Maryland State	08/01/08	5.000		2,571,197
	1,000,000	Maryland State	03/01/09	5.250		1,029,275
	2,455,000	Massachusetts State[1]	04/02/08	2.070		2,455,000
	1,000,000	Massachusetts State[1]	04/03/08	2.050		1,000,000
	100,000	Massachusetts State[1]	04/03/08	2.130		100,000
	1,000,000	Mecklenburg County, North Carolina[1]	04/02/08	2.090		1,000,000
	1,200,000	Mecklenburg County, North Carolina[1]	04/02/08	2.090		1,200,000
	2,235,000	Mecklenburg County, North Carolina[1]	04/02/08	2.090		2,235,000
	3,340,000	Mecklenburg County, North Carolina[1]	04/02/08	2.090		3,340,000
	1,000,000	Mecklenburg County, North Carolina[1]	04/03/08	2.080		1,000,000
	3,295,000	Mecklenburg County, North Carolina[1]	04/03/08	2.080		3,295,000
	1,000,000	Michigan State	11/01/17	5.000		1,018,093
	620,000	Minneapolis, Minnesota[1]	04/03/08	2.100		620,000
	2,000,000	Minneapolis, Minnesota[1]	04/03/08	2.100		2,000,000
	8,900,000	Minneapolis, Minnesota[1]	04/03/08	2.100		8,900,000
	1,575,000	Minnesota State	10/01/08	5.000		1,591,687
	2,940,000	Minnesota State	11/01/09	5.000		2,993,522
	2,520,000	Minnesota State	11/01/14	5.000		2,565,600
	5,350,000	Montgomery County, Maryland[1]	04/01/08	1.250		5,350,000
	2,975,000	Montgomery County, Maryland	05/01/08	5.000		2,978,531
	1,835,000	Montgomery County, Maryland	07/01/08	5.000		1,842,213
	1,260,000	Nevada State	05/15/10	5.250		1,263,356
	4,000,000	Nevada State	06/01/12	5.250		4,022,740
	300,000	New York, New York[1]	04/01/08	1.270		300,000
	600,000	New York, New York[1]	04/01/08	1.270		600,000
	800,000	North Carolina State	04/01/08	4.000		800,000
	2,600,000	North Carolina State[1]	04/02/08	2.070		2,600,000
	2,500,000	North Carolina State	06/01/08	5.000		2,505,460
	1,000,000	North Carolina State	03/01/09	5.000		1,026,095
	3,400,000	Oregon State[1]	04/01/08	1.250		3,400,000
	4,300,000	Oregon State[1]	04/01/08	1.250		4,300,000
	1,965,000	Richardson, Texas, Independent School District[1]	04/01/08	2.150		1,965,000
	8,100,000	Seattle, Washington[1]	04/02/08	1.500		8,100,000
	1,050,000	South Carolina State	08/01/08	5.000		1,055,744
	1,900,000	Union County, North Carolina[1]	04/03/08	2.050		1,900,000
	4,500,000	Utah State	07/01/08	4.000		4,505,380
	5,000,000	Utah State	07/01/08	4.000		5,003,012
	3,000,000	Wake County, North Carolina	04/01/08	5.000		3,000,000
	2,490,000	Wake County, North Carolina[1]	04/03/08	2.070		2,490,000
	1,200,000	Wake County, North Carolina[1]	04/03/08	2.150		1,200,000
	7,000,000	Washington State	09/01/08	5.500		7,107,450
	4,030,000	Washington Suburban Sanitation District	06/01/08	5.000		4,038,150
		Total General Obligations				164,654,945

		HEALTH CARE[1] (7.8%)
	5,000,000	Colorado Health Facilities Authority Revenue	04/02/08	2.150		5,000,000
	3,400,000	Montgomery County, Ohio	04/01/08	1.300		3,400,000
	6,100,000	New Mexico State Hospital Equipment Loan Council	04/02/08	2.000		6,100,000

BBH TAX EXEMPT MONEY FUND
PORTFOLIO OF INVESTMENTS (continued)
March 31, 2008 (unaudited)

	Principal		Maturity	Interest
	Amount		Date	Rate		Value
		MUNICIPAL BONDS (continued)
		HEALTH CARE (continued)
	$3,000,000	New York State Dormitory Authority Revenue	04/03/08	3.000%		$3,000,000
	3,020,000	Philadelphia, Pennsylvania, Hospitals & Higher
		Education Facilities Authority	04/01/08	1.250		3,020,000
	5,950,000	Royal Oak, Michigan, Hospital Finance Authority	04/01/08	2.000		5,950,000
	5,900,000	Royal Oak, Michigan, Hospital Finance Authority	04/01/08	3.500		5,900,000
	4,000,000	University of North Carolina Hospital Chapel Hill Revenue	04/01/08	1.150		4,000,000
		Total Health Care				36,370,000

		INDUSTRIAL[1] (1.6%)
	680,000	Delaware County, Pennsylvania, Industrial
		Development Authority	04/02/08	1.950		680,000
	2,000,000	Harris County, Texas, Industrial Development Corporation
		Solid Waste Disposal Revenue	04/01/08	1.170		2,000,000
	700,000	Jackson County, Mississippi, Port Facility Revenue	04/01/08	1.150		700,000
	300,000	Lincoln County, Wyoming, Pollution Control Revenue	04/01/08	1.030		300,000
	1,200,000	Loudoun County, Virginia, Industrial Development
		Authority Revenue	04/02/08	1.950		1,200,000
	1,200,000	Montgomery, Alabama, Industrial Development Board Pollution Control & Solid Waste Disposal
		Revenue	04/01/08	1.100		1,200,000
	400,000	MT Vernon Industrial Pollution Control & Solid
		Waste Disposal Revenue	04/01/08	1.100		400,000
	300,000	Rhode Island State Industrial Facilities Corporation
		Marine Terminal Revenue	04/01/08	0.900		300,000
	500,000	Sublette County, Wyoming, Pollution Control Revenue	04/01/08	1.030		500,000
	400,000	Valdez, Alaska, Marine Terminal Revenue	04/01/08	0.900		400,000
		Total Industrial				7,680,000

		MISCELLANEOUS (5.0%)
	3,125,000	Alaska State Housing Finance Corp. Revenue[1]	04/04/08	2.500		3,125,000
	1,875,000	Connecticut State Housing Finance Authority[1]	04/03/08	2.050		1,875,000
	1,070,000	Lehman Municipal Trust Receipts[1]	04/02/08	2.250		1,070,000
	1,500,000	Lehman Municipal Trust Receipts[1]	04/02/08	2.250		1,500,000
	1,000,000	Maine Municipal Bond Bank	11/01/08	5.000		1,016,132
	2,000,000	Maine State Housing Authority[1]	04/03/08	5.250		2,000,000
	500,000	Massachusetts State Development Finance Agency Revenue[1]	04/01/08	0.950		500,000
	2,605,000	Monmouth County, New Jersey, Improvement Authority Revenue	10/01/08	4.500		2,618,316
	400,000	New York, New York, City Transitional Finance Authority[1]	04/01/08	1.220		400,000
	470,000	New York, New York, City Transitional Finance Authority[1]	04/02/08	2.050		470,000
	1,000,000	New York, New York, City Transitional Finance Authority[1]	04/02/08	2.050		1,000,000
	1,000,000	New York, New York, City Transitional Finance Authority[1]	04/02/08	2.050		1,000,000
	1,000,000	New York, New York, City Transitional Finance Authority	11/01/08	5.000		1,010,943
	1,000,000	New York, New York, City Transitional Finance Authority	11/01/08	5.000		1,011,522
	3,040,000	Palm Beach County, Florida, Public Improvement Revenue	11/01/08	4.000		3,053,113
	1,140,000	Texas State Public Finance Authority Revenue	12/15/08	5.000		1,166,690
	800,000	Will County, Illinois, Exempt Facilities Revenue[1]	04/01/08	1.350		800,000
		Total Miscellaneous				23,616,716

		TRANSPORTATION (6.0%)
	2,805,000	Kansas State Department of Transportation & Highway Revenue[1]	04/02/08	2.040		2,805,000
	1,200,000	Kansas State Department of Transportation & Highway Revenue[1]	04/03/08	1.950		1,200,000
	2,000,000	Maryland State Department of Transportation	05/01/08	5.000		2,002,170
	2,530,000	New York State Tollway Authority Highway & Bridge Trust Fund	04/01/09	5.250		2,611,238
	1,135,000	North Texas Tollway Authority	01/01/09	5.000		1,159,232
	1,000,000	Oklahoma State Turnpike Authority Revenue	01/01/10	5.250		1,024,093
	3,245,000	Pennsylvania Turnpike Commission[1]	04/01/08	1.700		3,245,000
	400,000	Port of Port Arthur Navigation District[1]	04/01/08	1.150		400,000
	3,210,000	Port Tacoma, Washington[1]	04/01/08	1.500		3,210,000
	1,400,000	San Diego County, California, Regional Transportation
		Commission Sales Tax Revenue[1]	04/03/08	1.800		1,400,000
	9,000,000	Triborough Bridge & Tunnel Authority, New York, Revenue[1]	04/02/08	2.020		9,000,000
		Total Transportation				28,056,733

BBH TAX EXEMPT MONEY FUND
PORTFOLIO OF INVESTMENTS (continued)
March 31, 2008 (unaudited)

	Principal		Maturity	Interest
	Amount		Date	Rate		Value
		MUNICIPAL BONDS (continued)
		UTILITIES[1] (3.9%)
	$2,550,000	Colorado Springs, Colorado, Utilities Revenue	04/03/08	2.150%		$2,550,000
	2,000,000	Municipal Electric Authority of Georgia	04/02/08	1.500		2,000,000
	2,000,000	New York State Energy Research & Development Authority	04/02/08	2.000		2,000,000
	3,000,000	San Antonio, Texas, Electric & Gas Revenue	04/02/08	2.250		3,000,000
	500,000	Seattle, Washington, Light & Power Revenue	04/02/08	2.020		500,000
	7,000,000	Snohomish County, Washington, Public Utility District No. 1	04/02/08	2.050		7,000,000
	1,300,000	Washington State Public Power Supply System	04/02/08	2.000		1,300,000
		Total Utilities				18,350,000

		WATER/SEWER (5.7%)
	1,300,000	Boston, Massachusetts, Water & Sewer Commission[1]	04/03/08	2.130		1,300,000
	2,000,000	California State Department of Water Resources[1]	04/02/08	2.800		2,000,000
	5,100,000	Charleston, South Carolina, Waterworks & Sewer Revenue[1]	04/03/08	2.100		5,100,000
	1,000,000	Charlotte, North Carolina, Water & Sewer Revenue[1]	04/03/08	2.100		1,000,000
	700,000	Cobb County, Georgia, Water & Sewer Revenue	07/01/08	5.000		705,391
	1,000,000	Cobb County, Georgia, Water & Sewer Revenue	07/01/08	5.000		1,005,170
	3,200,000	Durham, North Carolina, Water & Sewer Utility System Revenue[1]	04/02/08	2.100		3,200,000
	1,000,000	Fairfax County, Virginia, Water Authority Revenue	04/01/08	4.000		1,000,000
	650,000	Greensboro, North Carolina, Enterprise System Revenue[1]	04/03/08	2.100		650,000
	5,385,000	Gwinnett County, Georgia, Water & Sewer Authority[1]	04/02/08	2.050		5,385,000
	1,055,000	Iowa State Finance Authority Revenue	02/01/09	5.000		1,080,993
	1,000,000	Ohio State Solid Waste Revenue[1]	04/01/08	1.350		1,000,000
	3,255,000	Texas Water Development Board Revenue[1]	04/01/08	1.250		3,255,000
		Total Water/Sewer				26,681,554
		Total Municipal Bonds				398,478,948

		COMMERCIAL PAPER (15.4%)
	5,000,000	Austin Independent School District	05/20/08	2.250		5,000,000
	1,500,000	Board of Government, University of North Carolina	05/02/08	1.550		1,500,000
	2,315,000	Board of Regents of the Texas A&M University	05/14/08	2.300		2,315,000
	1,000,000	City of Houston, Texas	05/20/08	2.400		1,000,000
	2,000,000	Clark County, Nevada, School District	07/02/08	1.950		2,000,000
	1,550,000	Jacksonville, Florida, Electric Authority Revenue	05/06/08	1.950		1,550,000
	4,300,000	King County, Washington	05/15/08	1.100		4,300,000
	1,500,000	King County, Washington	05/21/08	2.250		1,500,000
	2,000,000	Lower Colorado River Authority	04/02/08	2.200		2,000,000
	1,300,000	Massachusetts Health & Educational Facilities Authority	04/03/08	2.000		1,300,000
	2,500,000	Massachusetts Health & Educational Facilities Authority	05/15/08	1.400		2,500,000
	3,300,000	Massachusetts Water Resources Authority	05/08/08	2.670		3,300,000
	3,000,000	Montgomery County, Maryland	04/09/08	2.770		3,000,000
	2,300,000	Municipal Electric Authority of Georgia	04/03/08	2.330		2,300,000
	2,050,000	Municipal Electric Authority of Georgia	05/27/08	1.950		2,050,000
	2,000,000	New York City	04/02/08	4.000		2,000,000
	4,000,000	New York City	04/08/08	3.600		4,000,000
	3,000,000	New York City	04/09/08	3.000		3,000,000
	3,000,000	Orange County, Florida	05/07/08	1.450		3,000,000
	3,000,000	Palm Beach County School District	04/03/08	2.620		3,000,000
	5,000,000	Private Colleges & Universities Authority	04/04/08	1.650		5,000,000
	1,000,000	South Carolina Public Service Authority	04/03/08	2.750		1,000,000
	3,500,000	South Carolina Public Service Authority	04/08/08	1.450		3,500,000
	2,000,000	South Carolina Public Service Authority	05/21/08	2.250		2,000,000
	2,500,000	Texas Public Finance Authority	04/07/08	1.050		2,500,000
	3,000,000	Texas Public Finance Authority	04/10/08	2.750		3,000,000
	4,700,000	University of Virginia	06/19/08	1.600		4,700,000
		Total Commercial Paper				72,315,000

TOTAL INVESTMENTS, AT AMORTIZED COST				100.4%		$470,793,948
LIABILITIES IN EXCESS OF OTHER ASSETS				(0.4)		(1,681,677)
NET ASSETS				100.0%		$469,112,271

1	Variable rate instrument. Interest rates change on specific dates (such as coupon or interest payment date).
	The yield shown represents the March 31, 2008 coupon or interest rate.

	Portfolio holdings are shown as of the date indicated. Since market conditions fluctuate suddenly and
	frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition.
	These portfolio holdings are not intended to be and do not constitute recommendations that others buy,
	sell, or hold any of the securities listed.

	An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance
	Corporation or any other government agency. Although money market funds seek to preserve the value of
	your investment at $1.00 per share, it is possible to lose money by investing in these funds.

	For more complete information on the fund, call 1-800-625-5759 for a prospectus or visit www.bbhfunds.com.
	You should consider the fund's investment objectives, risks, charges, and expenses carefully before you invest.
	Information about these and other important subjects is in the Fund's prospectus, which you should read
	carefully before investing.

	The BBH Fund Family is managed by Brown Brothers Harriman & Co. The Distributor is Edgewood Services, Inc.
	Date of first use: 5/08.

ITEM 2. CONTROLS AND PROCEDURES.

(a)  Based upon their evaluation of the Registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this
     Form N-Q, the Registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the Registrant's internal controls over financial reporting or in other factors that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the
     Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) The certifications required by Rule 30a-2(a)under the Act are attached as exhibit 3(b).

EXHIBIT 3 (b)

SECTION 302 CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER.

I, John A. Gehret, certify that:

1. I have reviewed this report on Form N-Q of BBH Trust on behalf of:
   BBH U.S. Treasury Money Fund, BBH Money Market Fund, and
   BBH Tax Exempt Money Fund ("Registrant");

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report, fairly present in all material respects the investments of the Registrant as of the end of the fiscal quarter for which the report is filed;

4. The Registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures
   (as defined in Rule 30a-3(c) under the Investment Company Act of
   1940) and internal control over financial reporting (as defined in
   Rule 30a-3(d) under the Investment Company Act of 1940) for the
   Registrant and have:

    a.) designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to us by others within those entities,  particularly during the period in which this report is being prepared;

    b.) designed such internal control over financial reporting, or caused such  internal control over financial reporting to be designed under our supervision, to provide reasonable
         assurance regarding the reliability of financial reporting and the preparation of financial statements for external
         purposes in accordance with generally accepted accounting
         principles;

   c.) evaluated the effectiveness of the Registrant's disclosure controls and procedures and presented in this report our
       conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

   d.) disclosed in this report any change in the Registrant's internal control over financial reporting that occurred during the Registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting; and

5.  The Registrant's other certifying officer and I have disclosed to the Registrant's auditors and the audit committee of the
     Registrant's board of directors (or persons performing the equivalent functions):

   a.  all significant deficiencies and material weaknesses in the design or operation of internal control over financial
        reporting which are reasonably likely to adversely affect
        the Registrant's ability to record, process, summarize,
        and report financial information; and

   b.  any fraud, whether or not material, that involves management or other employees who have a significant role in the
         Registrant's internal control over financial reporting.

Date: 5/30/08

                             /S/ John A. Gehret
                       =======================
                                   John A. Gehret
                    President - Principal Executive Officer

EXHIBIT 3(b) (2)
SECTION 302 CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER.

I, Charles H. Schreiber, certify that:

1. I have reviewed this report on Form N-Q of BBH Trust on behalf of: BBH U.S. Treasury Money Fund, BBH Money Market Fund, and
   BBH Tax Exempt Money Fund ("Registrant");

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the
   circumstances under which such statements were made, not
   misleading with respect to  the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report, fairly present in all material respects the investments of the Registrant as of the end of the fiscal quarter for which the report is filed;

4. The Registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures
  (as defined in Rule 30a-3(c) under the Investment Company Act of
   1940) and internal control over financial reporting (as defined in Rule 30a-3(d)under the Investment Company Act of 1940) for the
   Registrant and have:

   a.) designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

   b.) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

   c.) evaluated the effectiveness of the Registrant's disclosure controls and procedures and presented in this report our
        conclusions about the effectiveness of the disclosure
        controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation;
        and

   d.) disclosed in this report any change in the Registrant's internal control over financial reporting that occurred
         during the Registrant's most recent fiscal quarter that
         has materially affected, or is reasonably likely to
         materially affect, the Registrant's internal control over
         financial reporting; and

5. The Registrant's other certifying officer and I have disclosed to the Registrant's auditors and the audit committee of the
    Registrant's board of directors (or persons performing the equivalent functions):

   a. all significant deficiencies and material weaknesses in the design or operation of internal control over financial
       reporting which are reasonably likely to adversely affect
       the Registrant's ability to record, process, summarize, and report financial information; and

   b. any fraud, whether or not material, that involves management or other employees who have a significant role in the
        Registrant's internal control over financial reporting.

Date: 5/30/08

                            /S/ Charles H. Schreiber
                        ==========================
                                 Charles H. Schreiber
                       Treasurer - Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                                BBH TRUST
                                                            -----------------------------

By (Signature and Title)*                 /S/ John A. Gehret
                                                             ---------------------------
                                                                John A. Gehret
                                                                     President
                                                     (Principal Executive Officer)

Date: 5/30/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /S/ Charles H. Schreiber
                                                            -------------------------
                                                   Charles H. Schreiber, Treasurer
                                                    (Principal Financial Officer)

Date: 5/30/08

* Print name and title of each signing officer under his or her signature.